Restrictions on Cash and Due from Banks (Detail Textuals) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Restrictions On Cash And Due From Banks [Abstract]
Amount require to maintain in Federal Reserve Bank for clearing purposes	$ 125